Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Deferred tax assets	$ 172	$ 161
Less: Valuation allowance	(47)	(44)
Subtotal	125	117
Deferred tax liabilities	(24)	(40)
Net deferred tax asset	$ 101	$ 77